Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 12 – Segment Reporting

The Company operates in two reportable segments: Vocal and OG Collection. Following the divestiture of the Disposal Group on March 9, 2026 (see Note 10 – Acquisitions, Investments and Disposals), the Air Mobility segment is no longer presented as a reportable segment. All prior period segment information has been recast to exclude the results and balances of the discontinued operations.

The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s CDOM to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.

Vocal

Vocal is the segment focused on development initiatives. Vocal houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities and the relationships between brands and creators that this framework supports. Vocal derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees. It also includes revenue generated from Vocal’s suite of agency services, offered through Vocal for Brands.

OG Collection

OG Collection is the segment focused on curation, preservation, and monetization of rare and archival media assets. This segment houses the Company’s legacy media library, consisting of vintage photographs, historical film negatives, celebrity ephemera, and related intellectual property. OG Collection oversees both the physical archive and the strategic transformation of these assets into modern IP across multiple formats.

OG Collection derives revenues from the sale and licensing of archival media, framed prints, and memorabilia; the development and sale of limited-edition books and publishing projects through Studio 96; and from collaborations with brands, creators, and institutions seeking access to OG’s library for creative or commercial use. This segment also includes revenue generated from custom publishing services and content creation built around OG Collection assets, with the goal of building long-term IP value through storytelling, editorial development, and collectible product releases.

The following tables present certain financial information related to our reportable segments and Corporate as of June 30, 2026 and for the three and six months ended June 30, 2026:

As of June 30, 2026
	Vocal	OG Collection	Corporate	Total
Cash	$19,303	$2,425	$313,375	$335,103
Accounts receivable, net	20,000	—	11,250	31,250
Marketable securities	—	—	4,545,009	4,545,009
Prepaid expenses and other current assets	21,585	18,000	72,749	112,334
Deposits and other assets	—	—	—	—
Intangible assets	—	—	22,475	22,475
All other assets	28,898	31,955	4,716,215	4,777,068
Total Assets	$89,786	$52,380	$9,681,073	$9,823,239

Accounts payable and accrued liabilities	$319,772	$25,897	$3,621,451	$3,967,120
Note payable, net of debt discount and issuance costs	24,455	94,255	—	118,710
Deferred revenue	85,238	—	—	85,238
All other liabilities	9,633	—	3,170,156	3,179,789
Total Liabilities	$439,098	$120,152	$6,791,607	$7,350,857
For the three months ended June 30, 2026
	Vocal	OG Collection	Corporate	Total
Net revenue	$158,971	$3,720	$11,250	$173,941
Cost of revenue	(31,961)	(26)	—	(31,987)
Gross margin	127,010	3,694	11,250	141,954

Marketing	—	12,525	—	12,525
Compensation	—	2,878	352,506	355,384
Stock based compensation	—	—	1,440,160	1,440,160
General and administrative	88,887	113,150	441,827	643,864
Research and development	(19,427)	—	—	(19,427)
Total operating expenses	69,460	128,553	2,234,493	2,432,506

Interest income (expense), net	(2,151)	(4,641)	126,580	119,788
All other expenses	—	—	(311,920)	(311,920)

Other expenses, net	(2,151)	(4,641)	(185,340)	(192,132)

Loss before income tax provision and equity in net loss from unconsolidated investments	$55,399	$(129,500)	$(2,408,583)	$(2,482,684)

For the six months ended June 30, 2026
	Vocal	OG Collection	Corporate	Total
Net revenue	$329,938	$36,480	$11,250	$377,668
Cost of revenue	(27,962)	(5,454)	—	(33,416)
Gross margin	301,976	31,026	11,250	344,252

Marketing	65,734	53,263	—	118,997
Compensation	—	5,867	720,325	726,192
Stock based compensation	—	—	12,748,152	12,748,152
General and administrative	241,232	183,167	935,870	1,360,269
Research and development	21,798	—	—	21,798
Total operating expenses	328,764	242,297	14,404,347	14,975,408

Interest income (expense), net	(3,977)	(8,751)	116,955	104,227
All other income (expenses)	(2,875,496)	(523,840)	1,999,159	(1,400,177)

Other income (expenses), net	(2,879,473)	(532,591)	2,116,114	(1,295,950)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(2,906,261)	$(743,862)	$(12,276,983)	$(15,927,106)

The total loss before income tax provision of the Company’s reportable segments for the three and six months ended June 30, 2026 was $(2,482,684) and $(17,306,445), respectively. Results attributable to the discontinued Air Mobility disposal group of $0 and $(1,379,339), recorded during the three and six months ended June 30, 2026, respectively, are excluded from segment results and presented separately on the consolidated statements of operations as net income (loss) from discontinued operations. Total consolidated net loss from continuing operations for the three months ended June 30, 2026 was $(2,482,684) and $(15,927,106), respectively. See Note 11 – Discontinued Operations for more information.

The following tables present certain financial information related to our reportable segments and Corporate as of December 31, 2025 and for the three and six months ended June 30, 2025:

As of December 31, 2025
	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	221,742
Accounts receivable, net	—	—	10,000	10,000
Prepaid expenses and other current assets	93,731	—	167,190	260,921
Intangible assets	—	—	28,043	28,043
All other assets	—	—	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	$5,285,765
Note payable, net of debt discount and issuance costs	66,228	—	54,902	121,130
Deferred revenue	118,862	—	—	118,862
Convertible Notes, net of debt discount and issuance costs	—	—	383,374	383,374
All other Liabilities	—	—	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169

The total assets of the Company’s reportable segments as of December 31, 2025 were $224,108. Assets attributable to the discontinued Air Mobility disposal group of $16,190,250 are excluded from segment assets and presented separately on the consolidated balance sheet as assets of discontinued operations (see Note 11 – Discontinued Operations). Total consolidated assets as of December 31, 2025 were $18,141,947.

The total liabilities of the Company’s reportable segments as of December 31, 2025 were $570,531. Liabilities attributable to the discontinued Air Mobility disposal group of $1,492,069 are excluded from segment liabilities and presented separately on the consolidated balance sheet as liabilities of discontinued operations (see Note 11 – Discontinued Operations). Total consolidated liabilities as of December 31, 2025 were $9,069,238.

For the three months ended June, 30 2025
	Vocal	OG Collection	Corporate	Total
Net revenue	$166,582	$13,264	$17,100	$196,946
Cost of revenue	(43,849)	(3,919)	—	(47,768)
Gross margin	122,733	9,345	17,100	149,178

Marketing	28,979	36,890	—	65,869
Compensation	98,525	62,500	132,254	293,279
Stock based compensation	—	—	2,360,259	2,360,259
General and administrative	74,097	12,264	(66,553)	19,808
Total operating expenses	201,601	111,654	2,425,960	2,739,215

Interest expense	(4,430)	—	(55,592)	(60,022)
All other expenses	(377)	—	1,267,365	1,266,988

Other expenses, net	(4,807)	—	1,211,773	1,206,966

Loss before income tax provision and equity in net loss from unconsolidated investments	$(83,675)	$(102,309)	$(1,197,087)	$(1,383,071)
For the six months ended June, 30 2025
	Vocal	OG Collection	Corporate	Total
Net revenue	$434,681	$29,249	$24,900	$488,830
Cost of revenue	(79,051)	(8,693)	—	(87,744)
Gross margin	355,630	20,556	24,900	401,086

Marketing	63,799	43,533	—	107,332
Compensation	197,025	125,000	500,576	822,601
Stock based compensation	—	—	3,310,183	3,310,183
General and administrative	162,302	21,664	527,031	710,997
Total operating expenses	423,126	190,197	4,337,790	4,951,113

Interest expense	(6,171)	—	(121,946)	(128,117)
All other expenses	(5,497)	—	1,598,478	1,592,981

Other expenses, net	(11,668)	—	1,476,532	1,464,864

Loss before income tax provision and equity in net loss from unconsolidated investments	$(79,164)	$(169,641)	$(2,836,358)	$(3,085,163)

The total loss before income tax provision of the Company’s reportable segments for the three and six months ended June 30, 2025, was $(1,472,481) and $(3,512,156), respectively. Results attributable to the discontinued Air Mobility disposal group of $(89,410) and $(426,993), recorded during the three and six months ended June 30, 2025, respectively, are excluded from segment results and presented separately on the condensed consolidated statements of operations and comprehensive loss as net income (loss) from discontinued operations. Total consolidated net loss from continuing operations for the three and six months ended June 30, 2025 was $(1,383,071) and $(3,085,163), respectively. See Note 11 – Discontinued Operations for more information.

Note 14 - Segment Reporting

The Company operates in two reportable segments: Vocal and OG Collection. Following the divestiture of the Company’s air mobility business, the Air Mobility segment is presented as discontinued operations for all periods presented (see Note 13 – Discontinued Operations). The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (“CODM”) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.

Vocal

Vocal is the segment focused on development initiatives. Vocal houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities and the relationships between brands and creators that this framework supports. Vocal derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees. It also includes revenue generated from Vocal’s suite of agency services, offered through Vocal for Brands.

OG Collection

OG Collection is the segment focused on curation, preservation, and monetization of rare and archival media assets. This segment houses the Company’s legacy media library, consisting of vintage photographs, historical film negatives, celebrity ephemera, and related intellectual property. OG Collection oversees both the physical archive and the strategic transformation of these assets into modern IP across multiple formats.

OG Collection derives revenues from the sale and licensing of archival media, framed prints, and memorabilia; the development and sale of limited-edition books and publishing projects through Studio 96; and from collaborations with brands, creators, and institutions seeking access to OG’s library for creative or commercial use. This segment also includes revenue generated from custom publishing services and content creation built around OG Collection assets, with the goal of building long-term IP value through storytelling, editorial development, and collectible product releases.

The following tables present certain financial information related to our reportable segments and Corporate:

Amounts presented in the tables below are rounded to the nearest dollar. Segment amounts are rounded individually; accordingly, totals and subtotals may not foot due to rounding.

As of December 31, 2025

	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	$221,742
Accounts receivable, net	-	-	10,000	10,000
Prepaid expenses and other current assets	93,731	-	167,190	260,921
Intangible assets, net	-	-	28,043	28,043
Goodwill	-	-	-	-
All other assets	-	-	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	$5,285,765
Note payable, net of debt discount and issuance costs	66,228	-	54,902	121,130
Deferred revenue	118,862	-	-	118,862
Convertible Notes, net of debt discount and issuance costs	-	-	383,374	383,374
All other liabilities	-	-	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169

The following table reconciles segment assets and liabilities of continuing operations to the consolidated balance sheet:

Total segment assets – continuing operations	$1,951,697
Assets of discontinued operations (Note 13)	16,190,250
Total consolidated assets	$18,141,947

Total segment liabilities – continuing operations	$7,577,169
Liabilities of discontinued operations (Note 13)	1,492,069
Total consolidated liabilities	$9,069,238

For the year ended December 31, 2025

	Vocal	OG Collection	Corporate	Total
Net Revenue	$1,053,451	$71,743	$153,800	$1,278,994
Cost of Revenue	150,602	12,095	56,708	219,405
Gross margin	$902,849	$59,648	$97,092	$1,059,589

Research and development	$1,842	-	-	$1,842
Marketing	417,072	101,522	-	518,594
Compensation	430,126	301,252	832,834	1,564,212
Stock based compensation	-	-	5,305,221	5,305,221
General and administrative	335,177	57,028	1,363,540	1,755,745
Impairment of intangible assets	-	-	35,723	35,723
Impairment of goodwill	-	-	3,034	3,034
Total Operating Expenses	$1,184,217	$459,802	$7,540,352	$9,184,371

Interest Expense	$(7,729)	-	$(715,820)	$(723,549)
All other (expenses) income, net	(6,361)	3,192	3,721,474	3,718,305
Other (expenses) income, net	$(14,090)	$3,192	$3,005,654	$2,994,756
Loss from continuing operations before income tax provision	$(295,458)	$(396,962)	$(4,437,606)	$(5,130,026)
Loss from discontinued operations, net of tax				(4,234,526)
Net loss				$(9,364,552)

As of December 31, 2024

	Vocal	OG Collection	Corporate	Total
Cash	$5,152	$1,319	$9,019	$15,490
Accounts receivable, net	-	-	2,000	2,000
Deposits and other assets	-	-	83,616	83,616
Intangible assets, net	-	-	103,550	103,550
Goodwill	-	-	5,415	5,415
All other assets	-	-	2,052,278	2,052,278
Total Assets	$5,152	$1,319	$2,255,878	$2,262,349

Accounts payable and accrued liabilities	$507,374	$17,447	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	859,304	947,999
Deferred revenue	146,950	-	-	146,950
Convertible Notes, net of debt discount and issuance costs	-	-	1,216,158	1,216,158
All other liabilities	-	-	1,798,758	1,798,758
Total Liabilities	$743,019	$17,447	$11,800,203	$12,560,669

For the year ended December 31, 2024

	Vocal	OG Collection	Corporate	Total
Net revenue	$1,444,458	$37,348	$17,068	$1,498,874
Cost of revenue	63,002	-	142	63,144
Gross margin	$1,381,456	$37,348	$16,926	$1,435,730

Research and development	$204,043	-	-	$204,043
Marketing	252,436	16,719	4,884	274,039
Compensation	2,500	-	1,939,172	1,941,672
Stock based compensation	709,926	4,600,000	4,132,791	9,442,717
General and administrative	316,089	43,714	1,550,678	1,910,480
Total Operating Expenses	$1,484,994	$4,660,433	$7,627,525	$13,772,951

Interest Expense	$(19,265)	-	$(299,890)	$(319,155)
All other income, net	954,958	5,000	7,026,407	7,986,365
Other income, net	$935,693	$5,000	$6,726,517	$7,667,210

Income (loss) before income tax provision	$832,155	$(4,618,085)	$(884,081)	$(4,670,011)